Condensed Consolidated Statements of Operations (Unaudited) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue
Operating expenses:
Research and development expenses	2,238,234	4,037,332
Administrative expenses	3,258,173	3,725,638
Total operating expenses	5,496,407	7,762,970
Loss from operations	(5,496,407)	(7,762,970)
Other income (expense):
Loss on modification of convertible loan		(645,845)
Change in fair value of derivative liability	11,446	8,215,964
Other expense, net	(39,974)	(149,173)
Total other (expense) income, net	(28,528)	7,420,946
Net loss before income taxes	(5,524,935)	(342,024)
Income tax credit	216,528	700,000
Net (loss) income	£ (5,308,407)	£ 357,976
Weighted-average common shares outstanding, basic	64,905,328	3,030,825
Weighted-average common shares outstanding, diluted	64,905,328	3,488,575
Basic net (loss) income per share	£ (0.08)	£ 0.12
Diluted net (loss) income per share	£ (0.08)	£ 0.10